SCHEDULE OF LEASE COST (Details) - USD ($)	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Leases
Operating lease cost
Short-term lease cost	9,800	3,800
Variable lease cost
Total lease cost	$ 9,800	$ 3,800